Annuity Investors(REGISTERED) Variable Account B

                                      of

                            Annuity Investors Logo

                                     for


                              The Commodore Logo








 The Commodore                 The Commodore               The Commodore
  Navigator(SERVICE          Advantage(SERVICE          Independence(SERVICE
         MARK)                      MARK)                         MARK)


                              December 31, 1998

                       Annual Report to Contract Owners

                                     Table of Contents

                                                                        Page

Letter from the President...............................................  2

                                                                         Tab

Annuity Investors Variable Account B-Financial Statements..............  I

Dreyfus Portfolios--Annual Reports....................................... II
      Dreyfus Variable Investment Fund
            Money Market Portfolio
            Small Cap Portfolio
            Capital Appreciation Portfolio
            Growth and Income Portfolio
      The Dreyfus Socially Responsible Growth Fund, Inc.
      Dreyfus Stock Index Fund

Janus Aspen Series--Annual Report........................................III
      Aggressive Growth Portfolio
      Worldwide Growth Portfolio
      Balanced Portfolio
      Growth Portfolio
      International Growth Portfolio

INVESCO Variable Investment Funds, Inc.--Annual Report................... IV
      Industrial Income Portfolio
      Total Return Portfolio
      High Yield Portfolio

PBHG Insurance Series Fund, Inc.--Annual Report..........................  V
      PBHG Technology & Communications Portfolio
      PBHG Large Cap Growth Portfolio
      PBHG Growth II Portfolio

Strong Variable Insurance Funds, Inc.--Annual Report..................... VI
      Strong Growth Fund II
      Strong Variable Insurance Funds, Inc.
            Strong Growth Fund II

Morgan Stanley Dean Witter Universal Funds, Inc.--Annual Report..........VII
      U.S. Real Estate Portfolio
      Fixed Income Portfolio
      Value Portfolio
      Emerging Markets Equity Portfolio
      Mid Cap Value Portfolio

The Timothy Plan Variable Series--Annual Report..........................VIII

Strong Opportunity Fund II, Inc.--Annual Report..........................IX

Dear Commodore Contract Owner:

        I am pleased to present you with the December 31, 1998 Financial Statements of Annuity Investors(R) Variable Account B, and the 1998 Annual Reports for each of the twenty-five Portfolios offered through the sub-accounts of Annuity Investors Variable Account B. The Portfolios are managed by leading investment advisors such as Janus Capital Corporation, The Dreyfus Corporation, Morgan Stanley Dean Witter Investment Management Inc., Pilgrim Baxter & Associates, Ltd., INVESCO Funds Group, Inc., Strong Capital Management, Inc. and The Timothy Partners, Ltd. The broad range of investment options offered under your Contract allows you the flexibility to implement your own personal investment strategy and to change your mix of investments as your objectives change over time.

        In 1998, the stock market, as measured by the Standard & Poor's 500 Index, showed a 26.67% increase and the NYSE Composite Index increased by 16.55%. The bond market, as measured by Lehman Brothers Aggregate Index, increased by 8.63% over the same period. The performance of the sub-accounts offered under your Contract compared favorably to the performance of these indices, as shown by the average annual total return for the period January 1, 1998 to December 31, 1998, below.*

Janus A.S.-Aggressive Growth Portfolio                            32.41%
Janus A.S.-Worldwide Growth Portfolio                             27.14%
Janus A.S.-Balanced Portfolio                                     32.43%
Janus A.S.-Growth Portfolio                                       33.79%
Janus A.S.-International Growth Portfolio                         15.62%
Dreyfus V.I.F.-Capital Appreciation Portfolio                     28.42%
Dreyfus V.I.F.-Money Market Portfolio                              2.89%
Dreyfus V.I.F.-Growth and Income Portfolio                        10.27%
Dreyfus V.I.F.-Small Cap Portfolio                                -4.77%
The Dreyfus Socially Responsible Growth Fund, Inc.                27.60%
Dreyfus Stock Index Fund                                          26.44%
Strong Opportunity Fund II, Inc.                                  11.98%
Strong Variable Insurance Funds, Inc.-Strong Growth Fund II       26.90%
INVESCO VIF-Industrial Income Portfolio                           13.71%
INVESCO VIF-Total Return Portfolio                                 8.05%
INVESCO VIF-High Yield Portfolio                                   0.02%
Morgan Stanley Universal Funds, Inc.-Mid Cap Value Portfolio      14.32%
Morgan Stanley Universal Funds, Inc.-Value Portfolio              -3.49%
Morgan Stanley Universal Funds, Inc.-Fixed Income Portfolio        6.41%
Morgan Stanley Universal Funds, Inc.-U.S. Real Estate Portfolio  -12.09%
Morgan Stanley Universal Funds, Inc.-Emerging Markets            -25.22%
Equity Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio          6.69%
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio  28.82%
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio     30.38%
The Timothy Plan Variable Series                                   2.84%
                *Performance figures are net of all sub-account charges, but do not reflect contingent deferred sales charges and contract maintenance fees.

        I, and my colleagues at Annuity Investors Life Insurance Company(R), look forward to serving you in the future.

Sincerely,


/s/---------------
Robert A. Adams
President

                                ANNUITY INVESTORS

                               VARIABLE ACCOUNT B

                              Financial Statements



                     Years ended December 31, 1998 and 1997
                       With Report of Independent Auditors

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                              Financial Statements

                     Years ended December 31, 1998 and 1997




                                    Contents


    Report of Independent Auditors.............................................1


    Audited Financial Statements

    Statements of Assets and Liabilities - Current Year........................3
    Statements of Assets and Liabilities - Prior Year..........................5
    Statements of Operations - Current Year....................................7
    Statements of Operations - Prior Year......................................8
    Statements of Changes in Net Assets - Current Year.........................9
    Statements of Changes in Net Assets - Prior Year..........................12
    Notes to Financial Statements.............................................14

                         Report of Independent Auditors




Contractholders of Annuity Investors Variable Account B
  and
Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Annuity Investors Variable Account B (comprised of the Dreyfus Variable Investment Fund Capital Appreciation Portfolio, Dreyfus Variable Investment Fund Growth and Income Portfolio, Dreyfus Variable Investment Fund Money Market Portfolio, Dreyfus Variable Investment Fund Small Cap Portfolio, Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Strong Funds Growth Fund II, Strong Funds Opportunity Fund II, Timothy Partners, Ltd. Timothy Plan Variable Series, Invesco Funds Group, Inc. High-Yield Fund, Invesco Funds Group, Inc. Industrial Income Fund, Invesco Funds Group, Inc. Total Return Fund, Janus Aspen Series Aggressive Growth Portfolio, Janus Aspen Series Balanced Portfolio, Janus Aspen Series Growth Portfolio, Janus Aspen Series International Growth Portfolio, Janus Aspen Series Worldwide Growth Portfolio, Morgan Stanley Universal Funds, Inc. Emerging Markets Equity Portfolio, Morgan Stanley
Universal Funds, Inc. Fixed Income Fund Portfolio, Morgan Stanley Universal Funds, Inc. Mid-Cap Value Portfolio, Morgan Stanley Universal Funds, Inc. U.S. Real Estate Portfolio, Morgan Stanley Universal Funds, Inc. Value Portfolio, PBHG Insurance Series Fund, Inc. Growth II Portfolio, PBHG Insurance Series Fund, Inc. Large Cap Growth Portfolio and PBHG Insurance Series Fund, Inc. Technology & Communications Portfolio Sub-Accounts) as of December 31, 1998 and 1997, and the related statements of operations and changes in net assets for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 and 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account B as of December 31, 1998 and 1997, and the results of their operations and changes in their net assets for the years then ended in conformity with generally accepted accounting principles.


                                                  /s/--------------------
                                                     Ernst & Young LLP
Cincinnati, Ohio
February 4, 1999

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1998



====================================================================================================================================
                                                                                                                             Market
                                                                                         Shares           Cost               Value
                                                                                       -----------    -----------        -----------
Assets:
      Investments in portfolio shares, at net asset value (Note 2):
          Dreyfus Variable Investment Fund:
              Capital Appreciation Portfolio ..............................             61,310.449    $ 1,986,224        $ 2,213,920
              Growth and Income Portfolio .................................             79,205.823      1,695,487          1,792,428
              Money Market Portfolio ......................................            693,094.020        693,094            693,094
              Small Cap Portfolio .........................................             31,479.168      1,696,362          1,697,042
          Dreyfus Funds:
              Socially Responsible Growth Fund, Inc. ......................             59,614.852      1,656,611          1,852,830
              Stock Index Fund ............................................            317,633.377      9,216,584         10,329,437
          Strong Funds:
              Growth Fund II ..............................................             28,164.674        384,240            451,198
              Opportunity Fund II .........................................             40,183.687        839,456            872,790
          Timothy Partners, Ltd.:
              The Timothy Plan Variable Series ............................             29,039.766        292,596            301,433
          Invesco Funds Group, Inc.:
              High-Yield Fund .............................................             66,153.306        830,346            748,855
              Industrial Income Fund ......................................            130,713.866      2,364,132          2,432,585
              Total Return Fund ...........................................            106,008.345      1,747,628          1,757,618
          Janus Aspen Series:
              Aggressive Growth Portfolio .................................             27,756.928        623,368            765,814
              Balanced Portfolio ..........................................            233,130.163      4,544,500          5,245,429
              Growth Portfolio ............................................            100,260.099      1,985,606          2,360,123
              International Growth Portfolio ..............................             24,048.476        485,713            511,511
              Worldwide Growth Portfolio ..................................            174,687.736      4,616,525          5,081,666
          Morgan Stanley Universal Funds, Inc.:
              Emerging Markets Equity Portfolio ...........................             25,174.168        201,513            178,988
              Fixed Income Portfolio ......................................             48,026.095        522,748            513,879
              Mid-Cap Value Portfolio .....................................             94,536.594      1,307,858          1,411,431
              U.S. Real Estate Portfolio ..................................             43,612.977        453,655            427,407
              Value Portfolio .............................................             30,375.248        363,820            337,165
          PBHG Insurance Series Fund, Inc.:
              Growth II Portfolio .........................................             21,486.549        231,194            249,889
              Large Cap Growth Portfolio ..................................             26,656.585        337,367            411,578
              Technology & Communications Portfolio .......................             56,486.691        628,397            777,257
                                                                                                      -----------

                       Total cost.................................................................    $39,705,024
====================================================================================================================================

                       Total assets..............................................................................         43,415,367


Liabilities:
      Amounts due to Annuity Investors Life Insurance Company (Note 4)...........................................                  0
------------------------------------------------------------------------------------------------------------------------------------

                       Net assets................................................................................        $43,415,367
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                                December 31, 1998


=================================================================================================================================
                                                                                                                       Market
                                                                                         Units        Unit Value       Value
                                                                                      -----------    -----------     -----------
Net assets attributable to variable annuity contract holders (Note 2):
          Dreyfus Variable Investment Fund:
              Capital Appreciation Portfolio - Basic contract .................       170,523.015    $ 12.975443     $ 2,212,612
              Capital Appreciation Portfolio - Enhanced contract ..............           100.415      13.031774           1,308
              Growth and Income Portfolio - Basic contract ....................       159,409.837      11.243790       1,792,371
              Growth and Income Portfolio - Enhanced contract .................             5.049      11.292611              57
              Money Market Portfolio - Basic contract .........................       658,981.650       1.050876         692,508
              Money Market Portfolio - Enhanced contract ......................           555.360       1.055214             586
              Small Cap Portfolio - Basic contract ............................       171,968.905       9.867472       1,696,898
              Small Cap Portfolio - Enhanced contract .........................            14.492       9.910354             144
          Dreyfus Funds:
              Socially Responsible Growth Fund, Inc. - Basic contract .........       140,614.024      13.169143       1,851,766
              Socially Responsible Growth Fund, Inc. - Enhanced contract ......            80.398      13.226328           1,064
              Stock Index Fund - Basic contract ...............................       779,485.606      13.250646      10,328,688
              Stock Index Fund - Enhanced contract ............................            56.321      13.308166             749
          Strong Funds:
              Growth Fund II - Basic contract .................................        33,197.715      13.587521         451,075
              Growth Fund II - Enhanced contract ..............................             9.046      13.646505             123
              Opportunity Fund II - Basic contract ............................        72,644.387      12.012034         872,607
              Opportunity Fund II - Enhanced contract .........................            15.156      12.064227             183
          Timothy Partners Ltd.:
              The Timothy Plan Variable Series - Basic contract ...............        29,293.327      10.283942         301,251
              The Timothy Plan Variable Series - Enhanced contract ............            17.653      10.304332             182
          Invesco Funds Group, Inc.:
              High-Yield Fund - Basic contract ................................        70,047.913      10.689459         748,774
              High-Yield Fund - Enhanced contract .............................             7.556      10.735898              81
              Industrial Income Fund - Basic contract .........................       200,541.938      12.120155       2,430,599
              Industrial Income Fund - Enhanced contract ......................           163.123      12.172796           1,986
              Total Return Fund - Basic contract ..............................       154,762.526      11.348675       1,756,349
              Total Return Fund - Enhanced contract ...........................           111.314      11.397954           1,269
          Janus Aspen Series:
              Aggressive Growth Portfolio - Basic contract ....................        53,896.345      14.199318         765,292
              Aggressive Growth Portfolio - Enhanced contract .................            36.621      14.260947             522
              Balanced Portfolio - Basic contract .............................       373,285.807      14.043929       5,242,400
              Balanced Portfolio - Enhanced contract ..........................           214.770      14.104892           3,029
              Growth Portfolio - Basic contract ...............................       172,190.630      13.699715       2,358,963
              Growth Portfolio - Enhanced contract ............................            84.318      13.759186           1,160
              International Growth Portfolio - Basic contract .................        45,382.775      11.256365         510,845
              International Growth Portfolio - Enhanced contract ..............            58.950      11.305246             666
              Worldwide Growth Portfolio - Basic contract .....................       402,131.168      12.632936       5,080,097
              Worldwide Growth Portfolio - Enhanced contract ..................           123.659      12.687776           1,569
          Morgan Stanley Universal Funds, Inc.:
              Emerging Markets Equity Portfolio - Basic contract ..............        30,255.642       5.915866         178,988
              Emerging Markets Equity Portfolio - Enhanced contract ...........             0.000       5.941609               0
              Fixed Income Portfolio - Basic contract .........................        46,348.096      11.079965         513,535
              Fixed Income Portfolio - Enhanced contract ......................            30.906      11.128092             344
              Mid-Cap Value Portfolio - Basic contract ........................       111,076.120      12.705082       1,411,231
              Mid-Cap Value Portfolio - Enhanced contract .....................            15.684      12.760268             200
              U.S. Real Estate Portfolio - Basic contract .....................        43,786.457       9.758808         427,303
              U.S. Real Estate Portfolio - Enhanced contract ..................            10.564       9.801228             104
              Value Portfolio - Basic contract ................................        34,212.111       9.848411         336,935
              Value Portfolio - Enhanced contract .............................            23.284       9.891198             230
          PBHG Insurance Series Fund, Inc.:
              Growth II Portfolio - Basic contract ............................        24,618.770      10.147606         249,822
              Growth II Portfolio - Enhanced contract .........................             6.572      10.191707              67
              Large Cap Growth Portfolio - Basic contract .....................        31,474.961      13.076352         411,578
              Large Cap Growth Portfolio - Enhanced contract ..................             0.000      13.133125               0
              Technology & Communications Portfolio - Basic contract ..........        65,820.143      11.808346         777,227
              Technology & Communications Portfolio - Enhanced contract .......             2.516      11.859648              30
--------------------------------------------------------------------------------------------------------------------------------

                       Net assets attributable to variable annuity contract holders.............................      43,415,367
--------------------------------------------------------------------------------------------------------------------------------

                       Net assets...............................................................................     $43,415,367
================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1998

====================================================================================================================================
                                                                                                                             Market
                                                                                           Shares           Cost             Value
                                                                                          -----------   ------------   -------------
Assets:
      Investments in portfolio shares, at net asset value (Note 2):
          Dreyfus Variable Investment Fund:
              Capital Appreciation Portfolio ...............................               6,644.554    $  183,954       $   185,383
              Growth and Income Portfolio ..................................              15,815.802       347,532           328,652
              Money Market Portfolio .......................................                   0.000             0                 0
              Small Cap Portfolio ..........................................               7,500.528       453,312           428,580
          Dreyfus Funds:
              Socially Responsible Growth Fund, Inc. .......................              10,884.047       277,443           271,775
              Stock Index Fund .............................................              28,288.994       730,922           728,442
          Strong Funds:
              Growth Fund II ...............................................               1,846.921        23,670            22,994
              Opportunity Fund II ..........................................               3,171.842        68,178            68,829
          Invesco Funds Group, Inc.:
              High-Yield Fund ..............................................               8,800.823       116,406           109,658
              Industrial Income Fund .......................................              20,811.599       368,589           354,630
              Total Return Fund ............................................               9,727.123       154,346           153,786
          Janus Aspen Series:
              Aggressive Growth Portfolio ..................................               1,476.866        28,664            30,350
              Balanced Portfolio ...........................................              18,526.048       319,353           323,650
              Growth Portfolio .............................................              18,140.239       335,162           335,232
              International Growth Portfolio ...............................               6,607.011       122,664           122,097
              Worldwide Growth Portfolio ...................................              24,071.098       563,724           563,023
          Morgan Stanley Universal Funds, Inc.:
              Emerging Markets Equity Portfolio ............................               7,586.839        85,562            71,544
              Fixed Income Portfolio .......................................                   4.654            51                48
              Mid-Cap Value Portfolio ......................................              13,912.363       192,769           185,313
              U.S. Real Estate Portfolio ...................................               7,005.241        76,971            79,930
              Value Portfolio ..............................................               8,614.032       105,785           101,473
          PBHG Insurance Series Fund, Inc.:
              Growth II Portfolio ..........................................               5,481.888        59,564            58,930
              Large Cap Growth Portfolio ...................................               9,802.870       114,392           115,870
              Technology & Communications Portfolio ........................              18,248.082       204,269           189,962
                                                                                                        ----------

                       Total cost...................................................................    $4,933,282
====================================================================================================================================

                       Total assets...............................................................................         4,830,151

Liabilities:
      Amounts due to Annuity Investors Life Insurance Company (Note 4)............................................                 0
------------------------------------------------------------------------------------------------------------------------------------

                       Net assets.................................................................................        $4,830,151
====================================================================================================================================



   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                                December 31, 1997


==================================================================================================================================
                                                                                                                         Market
                                                                                          Units         Unit Value       Value
                                                                                       -----------     -----------    -----------
Net assets attributable to variable annuity contract holders (Note 2):
          Dreyfus Variable Investment Fund:
              Capital Appreciation Portfolio - Basic contract ..................       18,347.666      $  10.103905    $  185,383
              Capital Appreciation Portfolio - Enhanced contract ...............            0.000         10.117776             0
              Growth and Income Portfolio - Basic contract .....................       32,231.762         10.196538       328,652
              Growth and Income Portfolio - Enhanced contract ..................            0.000         10.210527             0
              Money Market Portfolio - Basic contract ..........................            0.000          1.016499             0
              Money Market Portfolio - Enhanced contract .......................            0.000          1.017876             0
              Small Cap Portfolio - Basic contract .............................       41,359.506         10.362314       428,580
              Small Cap Portfolio - Enhanced contract ..........................            0.000         10.376538             0
          Dreyfus Funds:
              Socially Responsible Growth Fund, Inc. - Basic contract ..........       26,332.500         10.320883       271,775
              Socially Responsible Growth Fund, Inc. - Enhanced contract .......            0.000         10.335055             0
              Stock Index Fund - Basic contract ................................       69,510.645         10.479569       728,442
              Stock Index Fund - Enhanced contract .............................            0.000         10.493943             0
          Strong Funds:
              Growth Fund II - Basic contract ..................................        2,147.556         10.707133        22,994
              Growth Fund II - Enhanced contract ...............................            0.000         10.721828             0
              Opportunity Fund II - Basic contract .............................        6,416.208         10.727356        68,829
              Opportunity Fund II - Enhanced contract ..........................            0.000         10.742083             0
          Invesco Funds Group, Inc.:
              High-Yield Fund - Basic contract .................................       10,260.821         10.687084       109,658
              High-Yield Fund - Enhanced contract ..............................            0.000         10.701757             0
              Industrial Income Fund - Basic contract ..........................       33,269.953         10.659157       354,630
              Industrial Income Fund - Enhanced contract .......................            0.000         10.673778             0
              Total Return Fund - Basic contract ...............................       14,641.934         10.503108       153,786
              Total Return Fund - Enhanced contract ............................            0.000         10.517508             0
          Janus Aspen Series:
              Aggressive Growth Portfolio - Basic contract .....................        2,830.076         10.723950        30,350
              Aggressive Growth Portfolio - Enhanced contract ..................            0.000         10.738659             0
              Balanced Portfolio - Basic contract ..............................       30,519.754         10.604609       323,650
              Balanced Portfolio - Enhanced contract ...........................            0.000         10.619159             0
              Growth Portfolio - Basic contract ................................       32,737.591         10.239960       335,232
              Growth Portfolio - Enhanced contract .............................            0.000         10.254006             0
              International Growth Portfolio - Basic contract ..................       12,541.039          9.735841       122,097
              International Growth Portfolio - Enhanced contract ...............            0.000          9.749214             0
              Worldwide Growth Portfolio - Basic contract ......................       56,665.753          9.935860       563,023
              Worldwide Growth Portfolio - Enhanced contract ...................            0.000          9.949496             0
          Morgan Stanley Universal Funds, Inc.:
              Emerging Markets Equity Portfolio - Basic contract ...............        9,042.956          7.911559        71,544
              Emerging Markets Equity Portfolio - Enhanced contract ............            0.000          7.922446             0
              Fixed Income Portfolio - Basic contract ..........................            4.653         10.412276            48
              Fixed Income Portfolio - Enhanced contract .......................            0.000         10.426565             0
              Mid-Cap Value Portfolio - Basic contract .........................       16,674.966         11.113227       185,313
              Mid-Cap Value Portfolio - Enhanced contract ......................            0.000         11.128478             0
              U.S. Real Estate Portfolio - Basic contract ......................        7,200.060         11.101269        79,930
              U.S. Real Estate Portfolio - Enhanced contract ...................            0.000         11.116503             0
              Value Portfolio - Basic contract .................................        9,944.401         10.204064       101,473
              Value Portfolio - Enhanced contract ..............................            0.000         10.218060             0
          PBHG Insurance Series Fund, Inc.:
              Growth II Portfolio - Basic contract .............................        6,195.935          9.511124        58,930
              Growth II Portfolio - Enhanced contract ..........................            0.000          9.524184             0
              Large Cap Growth Portfolio - Basic contract ......................       11,415.131         10.150555       115,870
              Large Cap Growth Portfolio - Enhanced contract ...................            0.000         10.164489             0
              Technology & Communications Portfolio - Basic contract ...........       20,974.008          9.057045       189,962
              Technology & Communications Portfolio - Enhanced contract ........            0.000          9.069487             0
---------------------------------------------------------------------------------------------------------------------------------

                       Net assets attributable to variable annuity contract holders................................     4,830,151
---------------------------------------------------------------------------------------------------------------------------------

                       Net assets..................................................................................    $4,830,151
=================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1998


====================================================================================================================================

                                                                                       Dreyfus Variable Investment Fund
                                                                           -------------------------------------------------------
                                                                                             Growth
                                                                             Capital           and           Money         Small
                                                                           Appreciation      Income          Market         Cap
                                                                             Portfolio      Portfolio      Portfolio     Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................     $   10,588     $   20,270     $   20,287    $   24,136

Expenses:
     Mortality and expense risk fees (Note 4) ..........................         12,131         13,378          7,149        13,283
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................         (1,543)         6,892         13,138        10,853

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares         16,652         (1,836)             0       (82,430)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................        226,268        115,821              0        25,412
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........        242,920        113,985              0       (57,018)
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...     $  241,377     $  120,877     $   13,138    $  (46,165)
====================================================================================================================================

====================================================================================================================================

                                                                                  Dreyfus Funds                   Strong Funds
                                                                            ------------------------       -------------------------
                                                                             Socially
                                                                            Responsible        Stock         Growth      Opportunity
                                                                              Growth           Index          Fund           Fund
                                                                             Fund, Inc.         Fund           II             II
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................     $   68,951     $   79,649     $        0    $   27,211

Expenses:
     Mortality and expense risk fees (Note 4) ..........................         13,183         57,253          2,299         5,631
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................         55,768         22,396         (2,299)       21,580

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares          5,292        108,435          1,666        (6,713)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................        201,887      1,115,334         67,633        32,683
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........        207,179      1,223,769         69,299        25,970
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...     $  262,947     $1,246,165     $   67,000    $   47,550
====================================================================================================================================

==============================================================================================

                                                                              Timothy Partners
                                                                              ----------------

                                                                                 The Timothy
                                                                                Plan Variable
                                                                                    Series
==============================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................        $        0

Expenses:
     Mortality and expense risk fees (Note 4) ..........................             1,244
----------------------------------------------------------------------------------------------
          Net investment income (loss) .................................            (1,244)

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares               273
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................             8,837
----------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........             9,110
----------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...        $    7,866
==============================================================================================


=====================================================================================================================

                                                                                     Invesco Funds Group, Inc.
                                                                             ----------------------------------------
                                                                                High        Industrial       Total
                                                                               Yield          Income         Return
                                                                                Fund           Fund           Fund
=====================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................     $  71,584      $ 111,454     $  70,881

Expenses:
     Mortality and expense risk fees (Note 4) ..........................         5,523         16,670        12,061
---------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................        66,061         94,784        58,820

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares        (7,511)         3,746        15,273
     Net change in unrealized appreciation (depreciation)
          of investments in portfolio shares ...........................       (74,743)        82,412        10,551
---------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........       (82,254)        86,158        25,824
---------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...     $ (16,193)     $ 180,942     $  84,644
=====================================================================================================================

====================================================================================================================================

                                                                                              Janus Aspen Series
                                                                        -----------------------------------------------------------
                                                                          Aggressive                        International  Worldwide
                                                                            Growth    Balanced      Growth      Growth       Growth
                                                                          Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares .................... $       0   $ 106,282   $  60,105   $   4,727   $  82,948

Expenses:
     Mortality and expense risk fees (Note 4) ..........................     3,848      28,653      14,861       3,846      32,507
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................    (3,848)     77,629      45,244         881      50,441

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares     4,948      20,467       2,481       4,688      13,836
     Net change in unrealized appreciation (depreciation)
          of investments in portfolio shares ...........................   140,760     696,632     374,448      26,364     465,843
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........   145,708     717,099     376,929      31,052     479,679
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ... $ 141,860   $ 794,728   $ 422,173   $  31,933   $ 530,120
====================================================================================================================================


====================================================================================================================================

                                                                                      Morgan Stanley Universal Funds, Inc.
                                                                         -----------------------------------------------------------
                                                                         Emerging
                                                                          Markets      Fixed       Mid-Cap       U.S.
                                                                           Equity      Income      Value     Real Estate    Value
                                                                         Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares .................... $     704    $  19,183  $  36,130    $  13,686   $  12,030

Expenses:
     Mortality and expense risk fees (Note 4) ..........................     1,545        2,205      9,829        3,783       3,046
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................      (841)      16,978     26,301        9,903       8,984

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares   (28,159)         987    (12,000)     (11,717)     (3,838)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................    (8,506)      (8,866)   111,030      (29,207)    (22,344)
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........   (36,665)      (7,879)    99,030      (40,924)    (26,182)
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ... $ (37,506)   $   9,099  $ 125,331    $ (31,021)  $ (17,198)
====================================================================================================================================

====================================================================================================================================

                                                                                       PBHG Insurance Series Fund, Inc.
                                                                         -----------------------------------------------------------
                                                                                                        Technology
                                                                                          Large Cap         and
                                                                           Growth II       Growth      Communications
                                                                           Portfolio      Portfolio       Portfolio         Total
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares .................... $        0      $        0      $       75     $  840,881

Expenses:
     Mortality and expense risk fees (Note 4) ..........................      2,021           3,194           5,955        275,098
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................     (2,021)         (3,194)         (5,880)       565,783

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares       (437)          1,576          (2,660)        43,019
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................     19,329          72,732         163,166      3,813,476
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........     18,892          74,308         160,506      3,856,495
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ... $   16,871      $   71,114      $  154,626     $4,422,278
====================================================================================================================================



   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997


====================================================================================================================================

                                                                                       Dreyfus Variable Investment Fund
                                                                           -------------------------------------------------------
                                                                                             Growth
                                                                             Capital           and           Money         Small
                                                                           Appreciation      Income          Market         Cap
                                                                             Portfolio      Portfolio      Portfolio     Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................     $  1,218       $ 20,139       $      0      $ 22,341

Expenses:
     Mortality and expense risk fees (Note 4) ..........................          416            759              0           903
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................          802         19,380              0        21,438

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares            2              0              0            21
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................        1,429        (18,880)             0       (24,732)
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........        1,431        (18,880)             0       (24,711)
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...     $  2,233       $    500       $      0      $ (3,273)
====================================================================================================================================

====================================================================================================================================

                                                                                  Dreyfus Funds                   Strong Funds
                                                                            ------------------------       -------------------------
                                                                             Socially
                                                                            Responsible        Stock         Growth      Opportunity
                                                                              Growth           Index          Fund           Fund
                                                                             Fund, Inc.         Fund           II             II
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................     $  8,121       $ 13,466       $    900      $     70

Expenses:
     Mortality and expense risk fees (Note 4) ..........................          608          1,155             43           154
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................        7,513         12,311            857           (84)

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares           77            (13)            (2)            2
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       (5,668)        (2,480)          (676)          651
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........       (5,591)        (2,493)          (678)          653
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...     $  1,922       $  9,818       $    179      $    569
====================================================================================================================================


=====================================================================================================================

                                                                                     Invesco Funds Group, Inc.
                                                                             ----------------------------------------
                                                                                High        Industrial       Total
                                                                               Yield          Income         Return
                                                                                Fund           Fund           Fund
=====================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................     $ 10,266       $ 23,148       $  3,585

Expenses:
     Mortality and expense risk fees (Note 4) ..........................          353            927            353
---------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................        9,913         22,221          3,232

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares            4              0             58
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       (6,748)       (13,959)          (561)
---------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........       (6,744)       (13,959)          (503)
---------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...     $  3,169       $  8,262       $  2,729
=====================================================================================================================

====================================================================================================================================

                                                                                              Janus Aspen Series
                                                                        -----------------------------------------------------------
                                                                          Aggressive                        International  Worldwide
                                                                            Growth    Balanced      Growth      Growth       Growth
                                                                          Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares .................... $      0    $  2,572    $    867    $    132    $  1,111

Expenses:
     Mortality and expense risk fees (Note 4) ..........................       88         646         578         335       1,100
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................      (88)      1,926         289        (203)         11

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares        0         383           0          (5)          0
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................    1,686       4,297          69        (566)       (701)
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........    1,686       4,680          69        (571)       (701)
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ... $  1,598    $  6,606    $    358    $   (774)   $   (690)
====================================================================================================================================


====================================================================================================================================

                                                                                      Morgan Stanley Universal Funds, Inc.
                                                                         -----------------------------------------------------------
                                                                         Emerging
                                                                          Markets      Fixed       Mid-Cap       U.S.
                                                                           Equity      Income      Value     Real Estate    Value
                                                                         Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares .................... $   2,377    $     3    $   8,589    $   2,523   $   2,517

Expenses:
     Mortality and expense risk fees (Note 4) ..........................       250          0          298          285         342
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................     2,127          3        8,291        2,238       2,175

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares       (13)         0            1          103           2
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................   (14,018)        (2)      (7,457)       2,959      (4,311)
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........   (14,031)        (2)      (7,456)       3,062      (4,309)
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ... $ (11,904)   $     1    $     835    $   5,300   $  (2,134)
====================================================================================================================================

====================================================================================================================================

                                                                                       PBHG Insurance Series Fund, Inc.
                                                                         -----------------------------------------------------------
                                                                                                         Technology
                                                                                          Large Cap         and
                                                                           Growth II       Growth      Communications
                                                                           Portfolio      Portfolio       Portfolio         Total
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares .................... $       0       $       0       $       0      $ 123,945

Expenses:
     Mortality and expense risk fees (Note 4) ..........................       210             334             590         10,727
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................      (210)           (334)           (590)       113,218

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares         2             (28)           (420)           174
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................      (634)          1,478         (14,306)      (103,130)
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........      (632)          1,450         (14,726)      (102,956)
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ... $    (842)      $   1,116       $ (15,316)     $  10,262
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1998



====================================================================================================================================

                                                                                       Dreyfus Variable Investment Fund
                                                                           -------------------------------------------------------
                                                                                             Growth
                                                                             Capital           and           Money         Small
                                                                           Appreciation      Income          Market         Cap
                                                                             Portfolio      Portfolio      Portfolio     Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................... $   (1,543)     $    6,892     $   13,138    $   10,853
     Net realized gain (loss) on sale of investments in portfolio shares ..     16,652          (1,836)             0       (82,430)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares .................................    226,268         115,821              0        25,412
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ...........    241,377         120,877         13,138       (46,165)

Changes from principal transactions:
     Contract purchase payments ...........................................  1,508,433       1,155,499      1,405,487     1,210,765
     Contract redemptions .................................................    (36,808)        (21,639)       (72,744)      (25,868)
     Net transfers (to) from fixed account ................................    315,535         209,039       (652,787)      129,730
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions ..........  1,787,160       1,342,899        679,956     1,314,627
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets .................................  2,028,537       1,463,776        693,094     1,268,462
Net assets, beginning of period ...........................................    185,383         328,652              0       428,580
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ................................................. $2,213,920      $1,792,428     $  693,094    $1,697,042
====================================================================================================================================

====================================================================================================================================

                                                                                  Dreyfus Funds                   Strong Funds
                                                                            ------------------------       -------------------------
                                                                             Socially
                                                                            Responsible        Stock         Growth      Opportunity
                                                                              Growth           Index          Fund           Fund
                                                                             Fund, Inc.         Fund           II             II
====================================================================================================================================
Changes from operations:
     Net investment income (loss) .......................................... $   55,768     $    22,396    $   (2,299)   $   21,580
     Net realized gain (loss) on sale of investments in portfolio shares ...      5,292         108,435         1,666        (6,713)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..................................    201,887       1,115,334        67,633        32,683
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ............    262,947       1,246,165        67,000        47,550

Changes from principal transactions:
     Contract purchase payments ............................................  1,348,395       7,674,437       306,962       763,304
     Contract redemptions ..................................................     (9,281)        (58,961)         (461)       (1,505)
     Net transfers (to) from fixed account .................................    (21,006)        739,354        54,703        (5,388)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions ...........  1,318,108       8,354,830       361,204       756,411
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..................................  1,581,055       9,600,995       428,204       803,961
Net assets, beginning of period ............................................    271,775         728,442        22,994        68,829
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .................................................. $1,852,830     $10,329,437    $  451,198    $  872,790
====================================================================================================================================

================================================================================================

                                                                                Timothy Partners
                                                                                ----------------

                                                                                   The Timothy
                                                                                  Plan Variable
                                                                                      Series
================================================================================================
Changes from operations:
     Net investment income (loss) ..........................................      $   (1,244)
     Net realized gain (loss) on sale of investments in portfolio shares ...             273
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..................................           8,837
------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ............           7,866

Changes from principal transactions:
     Contract purchase payments ............................................         298,657
     Contract redemptions ..................................................            (559)
     Net transfers (to) from fixed account .................................          (4,531)
------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions ...........         293,567
------------------------------------------------------------------------------------------------
               Net increase in net assets ..................................         301,433
Net assets, beginning of period ............................................               0
------------------------------------------------------------------------------------------------
Net assets, end of period ..................................................      $  301,433
================================================================================================


=====================================================================================================================

                                                                                     Invesco Funds Group, Inc.
                                                                             ----------------------------------------
                                                                                High        Industrial       Total
                                                                               Yield          Income         Return
                                                                                Fund           Fund           Fund
=====================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................     $   66,061     $   94,784     $   58,820
     Net realized gain (loss) on sale of investments in portfolio shares         (7,511)         3,746         15,273
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................        (74,743)        82,412         10,551
---------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........        (16,193)       180,942         84,644

Changes from principal transactions:
     Contract purchase payments ........................................        546,771      1,705,341      1,533,836
     Contract redemptions ..............................................        (18,798)       (13,427)       (21,158)
     Net transfers (to) from fixed account .............................        127,417        205,099          6,510
---------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......        655,390      1,897,013      1,519,188
---------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................        639,197      2,077,955      1,603,832
Net assets, beginning of period ........................................        109,658        354,630        153,786
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ..............................................     $  748,855     $2,432,585     $1,757,618
=====================================================================================================================

====================================================================================================================================

                                                                                              Janus Aspen Series
                                                                        -----------------------------------------------------------
                                                                          Aggressive                        International  Worldwide
                                                                            Growth    Balanced      Growth      Growth       Growth
                                                                          Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ...................................... $   (3,848) $   77,629  $   45,244  $      881  $   50,441
     Net realized gain (loss) on sale of investments in portfolio shares      4,948      20,467       2,481       4,688      13,836
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................    140,760     696,632     374,448      26,364     465,843
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........    141,860     794,728     422,173      31,933     530,120

Changes from principal transactions:
     Contract purchase payments ........................................    526,231   3,636,681   1,536,593     333,700   3,571,970
     Contract redemptions ..............................................     (1,769)    (29,318)    (12,570)    (13,844)    (51,084)
     Net transfers (to) from fixed account .............................     69,142     519,688      78,695      37,625     467,637
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......    593,604   4,127,051   1,602,718     357,481   3,988,523
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................    735,464   4,921,779   2,024,891     389,414   4,518,643
Net assets, beginning of period ........................................     30,350     323,650     335,232     122,097     563,023
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .............................................. $  765,814  $5,245,429  $2,360,123  $  511,511  $5,081,666
====================================================================================================================================



====================================================================================================================================

                                                                                      Morgan Stanley Universal Funds, Inc.
                                                                         -----------------------------------------------------------
                                                                         Emerging
                                                                          Markets      Fixed       Mid-Cap       U.S.
                                                                           Equity      Income      Value     Real Estate    Value
                                                                         Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ...................................... $    (841)  $  16,978   $   26,301   $   9,903   $   8,984
     Net realized gain (loss) on sale of investments in portfolio shares   (28,159)        987      (12,000)    (11,717)     (3,838)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................    (8,506)     (8,866)     111,030     (29,207)    (22,344)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........   (37,506)      9,099      125,331     (31,021)    (17,198)

Changes from principal transactions:
     Contract purchase payments ........................................    99,696     399,377    1,042,503     428,467     254,152
     Contract redemptions ..............................................       (15)    (29,179)     (33,448)    (11,751)     (5,163)
     Net transfers (to) from fixed account .............................    45,269     134,534       91,732     (38,218)      3,901
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......   144,950     504,732    1,100,787     378,498     252,890
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................   107,444     513,831    1,226,118     347,477     235,692
Net assets, beginning of period ........................................    71,544          48      185,313      79,930     101,473
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .............................................. $ 178,988   $ 513,879   $1,411,431   $ 427,407   $ 337,165
====================================================================================================================================

====================================================================================================================================

                                                                                       PBHG Insurance Series Fund, Inc.
                                                                         -----------------------------------------------------------
                                                                                                        Technology
                                                                                          Large Cap         and
                                                                           Growth II       Growth      Communications
                                                                           Portfolio      Portfolio       Portfolio         Total
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ...................................... $   (2,021)     $   (3,194)     $   (5,880)    $   565,783
     Net realized gain (loss) on sale of investments in portfolio shares       (437)          1,576          (2,660)         43,019
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................     19,329          72,732         163,166       3,813,476
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........     16,871          71,114         154,626       4,422,278

Changes from principal transactions:
     Contract purchase payments ........................................    174,105         216,405         463,808      32,141,575
     Contract redemptions ..............................................       (347)         (1,537)        (30,665)       (501,899)
     Net transfers (to) from fixed account .............................        330           9,726            (474)      2,523,262
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......    174,088         224,594         432,669      34,162,938
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................    190,959         295,708         587,295      38,585,216
Net assets, beginning of period ........................................     58,930         115,870         189,962       4,830,151
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .............................................. $  249,889      $  411,578      $  777,257     $43,415,367
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                          YEAR ENDED DECEMBER 31, 1998


                                 Basic Contracts


===========================================================================================================

                                                            Dreyfus Variable Investment Fund
                                              -------------------------------------------------------------
                                                               Growth
                                                Capital         and             Money             Small
                                              Appreciation     Income           Market             Cap
                                               Portfolio      Portfolio       Portfolio         Portfolio
===========================================================================================================
Units outstanding, December 31, 1997           18,347.666     32,231.762            0.000       41,359.506

Units purchased                               155,438.519    129,041.014    1,356,480.568      133,138.490

Units redeemed                                 (3,263.170)    (1,862.939)    (697,498.918)      (2,529.091)
                                              -----------    -----------    -------------      -----------

Units outstanding December 31, 1998           170,523.015    159,409.837      658,981.650      171,968.905
                                              ===========    ===========    =============      ===========
===========================================================================================================

=====================================================================================================================

                                                    Dreyfus Funds                 Strong Funds       Timothy Partners
                                              -----------------------        ----------------------  ----------------
                                               Socially
                                              Responsible       Stock        Growth     Opportunity    The Timothy
                                                 Growth         Index         Fund         Fund       Plan Variable
                                               Fund, Inc.       Fund           II           II           Series
=====================================================================================================================
Units outstanding, December 31, 1997           26,332.500    69,510.645     2,147.556     6,416.208         0.000

Units purchased                               117,026.361   715,251.041    31,086.761    67,229.118    30,121.273

Units redeemed                                 (2,744.837)   (5,276.080)      (36.602)   (1,000.939)     (827.946)
                                              -----------   -----------    ----------    ----------    ----------

Units outstanding December 31, 1998           140,614.024   779,485.606    33,197.715    72,644.387    29,293.327
                                              ===========   ===========    ==========    ==========    ==========
=====================================================================================================================


=====================================================================================

                                                      Invesco Funds Group, Inc.
                                             ----------------------------------------
                                                High        Industrial        Total
                                                Yield         Income         Return
                                                Fund           Fund           Fund
=====================================================================================
Units outstanding, December 31, 1997         10,260.821     33,269.953     14,641.934

Units purchased                              61,181.214    168,437.163    141,210.628

Units redeemed                               (1,394.122)    (1,165.178)    (1,090.036)
                                             ----------    -----------    -----------

Units outstanding December 31, 1998          70,047.913    200,541.938    154,762.526
                                             ==========    ===========    ===========
=====================================================================================

=================================================================================================================

                                                                      Janus Aspen Series
                                            ---------------------------------------------------------------------
                                            Aggressive                               International     Worldwide
                                              Growth        Balanced       Growth        Growth         Growth
                                             Portfolio      Portfolio     Portfolio     Portfolio      Portfolio
=================================================================================================================
Units outstanding, December 31, 1997         2,830.076     30,519.754     32,737.591   12,541.039     56,665.753

Units purchased                             51,177.922    345,154.504    140,607.554   32,843.649    350,856.350

Units redeemed                                (111.653)    (2,388.451)    (1,154.515)      (1.913)    (5,390.935)
                                            ----------    -----------    -----------   ----------    -----------

Units outstanding December 31, 1998         53,896.345    373,285.807    172,190.630   45,382.775    402,131.168
                                            ==========    ===========    ===========   ==========    ===========
=================================================================================================================



==============================================================================================================

                                                             Morgan Stanley Universal Funds, Inc.
                                              ----------------------------------------------------------------
                                               Emerging
                                               Markets       Fixed        Mid-Cap         U.S.
                                               Equity        Income        Value      Real Estate      Value
                                              Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
==============================================================================================================
Units outstanding, December 31, 1997          9,042.956        4.653     16,674.966    7,200.060     9,944.401

Units purchased                              21,215.275   49,116.629     97,232.949   41,714.677    24,730.516

Units redeemed                                   (2.589)  (2,773.186)    (2,831.795)  (5,128.280)     (462.806)
                                             ----------   ----------    -----------   ----------    ----------

Units outstanding December 31, 1998          30,255.642   46,348.096    111,076.120   43,786.457    34,212.111
                                             ==========   ==========    ===========   ==========    ==========
==============================================================================================================

=====================================================================================

                                                 PBHG Insurance Series Fund, Inc.
                                             ----------------------------------------
                                                                       Technology
                                                           Large Cap       and
                                              Growth II     Growth    Communications
                                              Portfolio    Portfolio    Portfolio
=====================================================================================
Units outstanding, December 31, 1997         6,195.935    11,415.131    20,974.008

Units purchased                             18,570.037    20,198.140    47,987.213

Units redeemed                                (147.202)     (138.310)   (3,141.078)
                                            ----------    ----------    ----------

Units outstanding December 31, 1998         24,618.770    31,474.961    65,820.143
                                            ==========    ==========    ==========
=====================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                          YEAR ENDED DECEMBER 31, 1998


                               Enhanced Contracts


==================================================================================================

                                                       Dreyfus Variable Investment Fund
                                               ---------------------------------------------------
                                                             Growth
                                                Capital       and            Money         Small
                                              Appreciation   Income          Market         Cap
                                               Portfolio    Portfolio      Portfolio     Portfolio
==================================================================================================
Units outstanding, December 31, 1997              0.000        0.000          0.000         0.000

Units purchased                                 100.415        5.049        555.360        14.492

Units redeemed                                    0.000        0.000          0.000         0.000
                                                -------        -----        -------        ------

Units outstanding December 31, 1998             100.415        5.049        555.360        14.492
                                                =======        =====        =======        ======
==================================================================================================

====================================================================================================================

                                                    Dreyfus Funds                Strong Funds       Timothy Partners
                                              -----------------------       ----------------------  ----------------
                                               Socially
                                              Responsible       Stock       Growth     Opportunity    The Timothy
                                                 Growth         Index        Fund         Fund       Plan Variable
                                               Fund, Inc.       Fund          II           II           Series
====================================================================================================================
Units outstanding, December 31, 1997              0.000         0.000        0.000         0.000          0.00

Units purchased                                  80.398        56.321        9.046        15.156        17.653

Units redeemed                                    0.000         0.000        0.000         0.000         0.000
                                                 ------        ------        -----        ------        ------

Units outstanding December 31, 1998              80.398        56.321        9.046        15.156        17.653
                                                 ======        ======        =====        ======        ======
====================================================================================================================


=====================================================================================

                                                      Invesco Funds Group, Inc.
                                                -------------------------------------
                                                High        Industrial        Total
                                                Yield         Income         Return
                                                Fund           Fund           Fund
=====================================================================================
Units outstanding, December 31, 1997            0.000          0.000          0.000

Units purchased                                 7.556        163.123        111.314

Units redeemed                                  0.000          0.000          0.000
                                                -----        -------        -------

Units outstanding December 31, 1998             7.556        163.123        111.314
                                                =====        =======        =======
=====================================================================================

=================================================================================================================

                                                                      Janus Aspen Series
                                            ---------------------------------------------------------------------
                                            Aggressive                               International     Worldwide
                                              Growth        Balanced       Growth        Growth         Growth
                                             Portfolio      Portfolio     Portfolio     Portfolio      Portfolio
=================================================================================================================
Units outstanding, December 31, 1997            0.000          0.000         0.000         0.000          0.000

Units purchased                                36.621        214.770        84.318        58.950        123.659

Units redeemed                                  0.000          0.000         0.000         0.000          0.000
                                               ------        -------        ------        ------        -------

Units outstanding December 31, 1998            36.621        214.770        84.318        58.950        123.659
                                               ======        =======        ======        ======        =======
=================================================================================================================


==============================================================================================================

                                                             Morgan Stanley Universal Funds, Inc.
                                              ----------------------------------------------------------------
                                               Emerging
                                               Markets       Fixed        Mid-Cap         U.S.
                                               Equity        Income        Value      Real Estate      Value
                                              Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
==============================================================================================================
Units outstanding, December 31, 1997            0.000         0.000         0.000         0.000         0.000

Units purchased                                 0.000        30.906        15.684        10.564        23.284

Units redeemed                                  0.000         0.000         0.000         0.000         0.000
                                                -----        ------        ------        ------        ------

Units outstanding December 31, 1998             0.000        30.906        15.684        10.564        23.284
                                                =====        ======        ======        ======        ======
==============================================================================================================

=====================================================================================

                                                 PBHG Insurance Series Fund, Inc.
                                              --------------------------------------
                                                                       Technology
                                                           Large Cap       and
                                              Growth II     Growth    Communications
                                              Portfolio    Portfolio    Portfolio
=====================================================================================
Units outstanding, December 31, 1997            0.000        0.000        0.000

Units purchased                                 6.572        0.000        2.516

Units redeemed                                  0.000        0.000        0.000
                                                -----        -----        -----

Units outstanding December 31, 1998             6.572        0.000        2.516
                                                =====        =====        =====
=====================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1997



====================================================================================================================================

                                                                                       Dreyfus Variable Investment Fund
                                                                           -------------------------------------------------------
                                                                                             Growth
                                                                             Capital           and           Money         Small
                                                                           Appreciation      Income          Market         Cap
                                                                             Portfolio      Portfolio      Portfolio     Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................     $     802      $  19,380      $       0     $  21,438
     Net realized gain (loss) on sale of investments in portfolio shares             2              0              0            21
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................         1,429        (18,880)             0       (24,732)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........         2,233            500              0        (3,273)

Changes from principal transactions:
     Contract purchase payments ........................................       155,719        321,133              0       396,553
     Contract redemptions ..............................................          (846)        (1,340)             0             0
     Net transfers (to) from fixed account .............................        28,277          8,359              0        35,300
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......       183,150        328,152              0       431,853
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................       185,383        328,652              0       428,580
Net assets, beginning of period ........................................             0              0              0             0
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ..............................................     $ 185,383      $ 328,652      $       0     $ 428,580
====================================================================================================================================

====================================================================================================================================

                                                                                  Dreyfus Funds                   Strong Funds
                                                                            ------------------------       -------------------------
                                                                             Socially
                                                                            Responsible        Stock         Growth      Opportunity
                                                                              Growth           Index          Fund           Fund
                                                                             Fund, Inc.         Fund           II             II
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................     $   7,513      $  12,311      $     857      $     (84)
     Net realized gain (loss) on sale of investments in portfolio shares            77            (13)            (2)             2
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................        (5,668)        (2,480)          (676)           651
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........         1,922          9,818            179            569

Changes from principal transactions:
     Contract purchase payments ........................................       271,584        714,481         22,776         68,117
     Contract redemptions ..............................................             0           (484)             0              0
     Net transfers (to) from fixed account .............................        (1,731)         4,627             39            143
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......       269,853        718,624         22,815         68,260
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................       271,775        728,442         22,994         68,829
Net assets, beginning of period ........................................             0              0              0              0
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ..............................................     $ 271,775      $ 728,442      $  22,994      $  68,829
====================================================================================================================================


=====================================================================================================================

                                                                                     Invesco Funds Group, Inc.
                                                                             ----------------------------------------
                                                                                High        Industrial       Total
                                                                               Yield          Income         Return
                                                                                Fund           Fund           Fund
=====================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................     $   9,913      $  22,221      $   3,232
     Net realized gain (loss) on sale of investments in portfolio shares             4              0             58
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................         6,748)       (13,959)          (561)
---------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........         3,169          8,262          2,729

Changes from principal transactions:
     Contract purchase payments ........................................        91,597        332,968        137,113
     Contract redemptions ..............................................          (846)        (2,541)        (2,260)
     Net transfers (to) from fixed account .............................        15,738         15,941         16,204
---------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......       106,489        346,368        151,057
---------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................       109,658        354,630        153,786
Net assets, beginning of period ........................................             0              0              0
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ..............................................     $ 109,658      $ 354,630      $ 153,786
=====================================================================================================================

====================================================================================================================================

                                                                                               Janus Aspen Series
                                                                         -----------------------------------------------------------
                                                                         Aggressive                         International  Worldwide
                                                                           Growth    Balanced      Growth       Growth       Growth
                                                                         Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................  $    (88)   $  1,926    $    289    $   (203)   $     11
     Net realized gain (loss) on sale of investments in portfolio shares         0         383           0          (5)          0
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................     1,686       4,297          69        (566)       (701)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........     1,598       6,606         358        (774)       (690)

Changes from principal transactions:
     Contract purchase payments ........................................    28,889     305,338     323,635     119,873     530,453
     Contract redemptions ..............................................         0        (564)       (846)          0      (1,919)
     Net transfers (to) from fixed account .............................      (137)     12,270      12,085       2,998      35,179
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......    28,752     317,044     334,874     122,871     563,713
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................    30,350     323,650     335,232     122,097     563,023
Net assets, beginning of period ........................................         0           0           0           0           0
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ..............................................  $ 30,350    $323,650    $335,232    $122,097    $563,023
====================================================================================================================================



====================================================================================================================================

                                                                                      Morgan Stanley Universal Funds, Inc.
                                                                         -----------------------------------------------------------
                                                                         Emerging
                                                                          Markets      Fixed       Mid-Cap       U.S.
                                                                           Equity      Income      Value     Real Estate    Value
                                                                         Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ...................................... $   2,127    $     3    $   8,291    $   2,238   $   2,175
     Net realized gain (loss) on sale of investments in portfolio shares       (13)         0            1          103           2
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................   (14,018)        (2)      (7,457)       2,959      (4,311)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........   (11,904)         1          835        5,300      (2,134)

Changes from principal transactions:
     Contract purchase payments ........................................    53,465         48      170,534       70,145      98,978
     Contract redemptions ..............................................         0          0            0            0           0
     Net transfers (to) from fixed account .............................    29,983         (1)      13,944        4,485       4,629
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......    83,448         47      184,478       74,630     103,607
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................    71,544         48      185,313       79,930     101,473
Net assets, beginning of period ........................................         0          0            0            0           0
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .............................................. $  71,544    $    48    $ 185,313    $  79,930   $ 101,473
====================================================================================================================================

====================================================================================================================================

                                                                                       PBHG Insurance Series Fund, Inc.
                                                                         -----------------------------------------------------------
                                                                                                        Technology
                                                                                          Large Cap         and
                                                                           Growth II       Growth      Communications
                                                                           Portfolio      Portfolio       Portfolio          Total
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ...................................... $     (210)     $     (334)     $     (590)     $  113,218
     Net realized gain (loss) on sale of investments in portfolio shares          2             (28)           (420)            174
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       (634)          1,478         (14,306)       (103,130)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........       (842)          1,116         (15,316)         10,262

Changes from principal transactions:
     Contract purchase payments ........................................     41,695         110,081         196,258       4,561,433
     Contract redemptions ..............................................          0          (1,297)              0         (12,943)
     Net transfers (to) from fixed account .............................     18,077           5,970           9,020         271,399
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......     59,772         114,754         205,278       4,819,889
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................     58,930         115,870         189,962       4,830,151
Net assets, beginning of period ........................................          0               0               0               0
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .............................................. $   58,930      $  115,870      $  189,962      $4,830,151
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                          YEAR ENDED DECEMBER 31, 1997


                                 Basic Contracts


==================================================================================================

                                                       Dreyfus Variable Investment Fund
                                               ---------------------------------------------------
                                                             Growth
                                                Capital       and            Money         Small
                                              Appreciation   Income          Market         Cap
                                               Portfolio    Portfolio      Portfolio     Portfolio
==================================================================================================
Units outstanding, December 31, 1996                 0.000          0.000     0.000          0.000

Units purchased                                 18,431.382     32,365.225     0.000     41,359.506

Units redeemed                                     (83.716)      (133.463)    0.000          0.000
                                                ----------     ----------     -----     ----------

Units outstanding December 31, 1997             18,347.666     32,231.762     0.000     41,359.506
                                                ==========     ==========     =====     ==========
==================================================================================================

==================================================================================================

                                                    Dreyfus Funds                Strong Funds
                                              -----------------------       ----------------------
                                               Socially
                                              Responsible       Stock       Growth     Opportunity
                                                 Growth         Index        Fund         Fund
                                               Fund, Inc.       Fund          II           II
==================================================================================================
Units outstanding, December 31, 1996                0.000         0.000        0.000        0.000

Units purchased                                26,523.695    69,726.369    2,156.405    6,416.208

Units redeemed                                   (191.195)     (215.724)      (8.849)       0.000
                                               ----------    ----------    ---------    ---------

Units outstanding December 31, 1997            26,332.500    69,510.645    2,147.556    6,416.208
                                               ==========    ==========    =========    =========
==================================================================================================


=====================================================================================

                                                      Invesco Funds Group, Inc.
                                             ----------------------------------------
                                                High        Industrial        Total
                                                Yield         Income         Return
                                                Fund           Fund           Fund
=====================================================================================
Units outstanding, December 31, 1996              0.000         0.000          0.000

Units purchased                              10,339.969    33,509.762     14,857.849

Units redeemed                                  (79.148)     (239.809)      (215.915)
                                             ----------    ----------     ----------

Units outstanding December 31, 1997          10,260.821    33,269.953     14,641.934
                                             ==========    ==========     ==========
=====================================================================================

=================================================================================================================

                                                                      Janus Aspen Series
                                            ---------------------------------------------------------------------
                                            Aggressive                               International     Worldwide
                                              Growth        Balanced       Growth        Growth         Growth
                                             Portfolio      Portfolio     Portfolio     Portfolio      Portfolio
=================================================================================================================
Units outstanding, December 31, 1996             0.000          0.000         0.000         0.000         0.000

Units purchased                              2,843.016     30,746.037    32,820.195    12,542.402    56,862.257

Units redeemed                                 (12.940)      (226.283)      (82.604)       (1.363)     (196.504)
                                             ---------     ----------    ----------    ----------    ----------

Units outstanding December 31, 1997          2,830.076     30,519.754    32,737.591    12,541.039    56,665.753
                                             =========     ==========    ==========    ==========    ==========
=================================================================================================================


==============================================================================================================

                                                             Morgan Stanley Universal Funds, Inc.
                                              ----------------------------------------------------------------
                                               Emerging
                                               Markets       Fixed        Mid-Cap         U.S.
                                               Equity        Income        Value      Real Estate      Value
                                              Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
==============================================================================================================
Units outstanding, December 31, 1996              0.000       0.000          0.000         0.000         0.000

Units purchased                               9,042.956       4.653     16,674.966     7,201.754     9,944.401

Units redeemed                                    0.000       0.000          0.000        (1.694)        0.000
                                              ---------       -----     ----------     ---------     ---------

Units outstanding December 31, 1997           9,042.956       4.653     16,674.966     7,200.060     9,944.401
                                              =========       =====     ==========     =========     =========
==============================================================================================================

=====================================================================================

                                                 PBHG Insurance Series Fund, Inc.
                                              --------------------------------------
                                                                       Technology
                                                           Large Cap       and
                                              Growth II     Growth    Communications
                                              Portfolio    Portfolio    Portfolio
=====================================================================================
Units outstanding, December 31, 1996              0.000         0.000        0.000

Units purchased                               6,195.935    11,550.778   21,141.232

Units redeemed                                    0.000      (135.647)    (167.224)
                                              ---------    ----------   ----------

Units outstanding December 31, 1997           6,195.935    11,415.131   20,974.008
                                              =========    ==========   ==========
=====================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1998

(1)     GENERAL

        Annuity Investors Variable Account B (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the "Company") pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of American Annuity Group, Inc., ("AAG"), a publicly traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 47 states.

        At December 31, 1998, the following investment options were available:

          The Dreyfus Variable Investment Fund:
          o       Capital Appreciation Portfolio
          o       Growth and Income Portfolio
          o       Money Market Portfolio
          o       Small-Cap Portfolio
          Dreyfus Funds:
          o       Socially Responsible Growth Fund, Inc.
          o       Stock Index Fund
          Strong Funds:
          o       Growth Fund II
          o       Opportunity Fund II
          Timothy Partners, Ltd.:
          o       The Timothy Plan Variable Series
          Invesco Funds:
          o       High-Yield Fund
          o       Industrial Income Fund
          o       Total Return Fund
          Janus Aspen Series:
          o       Aggressive Growth Portfolio
          o       Balanced Portfolio
          o       Growth Portfolio
          o       International Growth Portfolio
          o       Worldwide Growth Portfolio
          Morgan Stanley Universal Funds, Inc.:
          o       Emerging Markets Equity Portfolio
          o       Fixed Income Portfolio
          o       Mid-Cap Value Portfolio
          o       U.S. Real Estate Portfolio
          o       Value Portfolio
          PBHG Insurance Series Fund, Inc.:
          o       Growth II Portfolio
          o       Large Cap Growth Portfolio
          o       Technology & Communications Portfolio

        The Timothy Plan Variable Series commenced operations on May 1, 1998. No other variable sub-accounts were added or deleted from the Account in 1998.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1998


(2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation

        The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

        Investments

        Investments are valued using the net asset value of the respective portfolios at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments which are restricted as to resale.

        Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

        Federal Income Taxes

        No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

        Net Assets Attributable to Variable Annuity Contract Holders

        The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain
        (loss) and unrealized appreciation (depreciation) on investments.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1998

(3)     PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

        The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the years ended December 31, 1998 and 1997 are as follows:

                                                            1998

                                                                   Proceeds
                                                  Cost of           from
                                                 Purchases           Sales

Dreyfus Variable Investment Fund:
   Capital Appreciation Portfolio            $ 1,886,283        $  100,665
   Growth and Income Portfolio                 1,398,782            48,992
   Money Market Portfolio                      1,666,990           973,896
   Small Cap Portfolio                         1,631,617           306,137
Dreyfus Funds:
   Socially Responsible Growth Fund, Inc.      1,461,373            87,496
   Stock Index Fund                            9,153,100           775,873
Strong Funds:
   Growth Fund II                                382,196            23,292
   Opportunity Fund II                           829,646            51,656
The Timothy Plan Variable Series:
   The Timothy Plan Variable Series              343,335            51,013
Invesco Funds:
   High-Yield Fund                               825,144           103,692
   Industrial Income Fund                      2,082,612            90,815
   Total Return Fund                           1,832,550           254,542
Janus Aspen Series:
   Aggressive Growth Portfolio                   612,648            22,892
Balanced Portfolio                             4,352,317           147,638
   Growth Portfolio                            1,714,516            66,553
   International Growth Portfolio                394,961            36,600
   Worldwide Growth Portfolio                  4,133,266            94,301
Morgan Stanley Universal Funds, Inc.:
   Emerging Markets Equity Portfolio             179,808            35,698
   Fixed Income Portfolio                        568,197            46,487
   Mid-Cap Value Portfolio                     1,288,598           161,509
   U.S. Real Estate Portfolio                    509,629           121,228
   Value Portfolio                               297,246            35,372
PBHG Insurance Series Fund, Inc.:
   Growth II Portfolio                           193,300            21,234
   Large Cap Growth Portfolio                    236,902            15,502
   Technology & Communications Portfolio         516,277            89,489
                                               ---------         ---------

         Total                               $38,491,293        $3,762,572
                                             ===========        ==========

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1998

(3)     PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES (Continued)

                                                         1997

                                                                 Proceeds
                                                Cost of            from
                                               Purchases           Sales

Dreyfus Variable Investment Fund:
   Capital Appreciation Portfolio           $   184,066         $     114
   Growth and Income Portfolio                  347,539                 7
   Money Market Portfolio                             0                 0
   Small Cap Portfolio                          453,533               242
Dreyfus Funds:
   Socially Responsible Growth Fund, Inc.       281,102             3,736
   Stock Index Fund                             732,154             1,219
Strong Funds:
   Growth Fund II                                23,723                52
   Opportunity Fund II                           68,218                41
Invesco Funds:
   High-Yield Fund                              116,516               114
   Industrial Income Fund                       368,589                 0
   Total Return Fund                            155,706             1,416
Janus Aspen Series:
   Aggressive Growth Portfolio                   28,673                 9
   Balanced Portfolio                           325,724             6,754
   Growth Portfolio                             335,162                 0
   International Growth Portfolio               122,980               311
   Worldwide Growth Portfolio                   563,789                65
Morgan Stanley Universal Funds, Inc.:
   Emerging Markets Equity Portfolio             85,649                75
   Fixed Income Portfolio                            51                 0
   Mid-Cap Value Portfolio                      192,812                44
   U.S. Real Estate Portfolio                    78,457             1,590
   Value Portfolio                              105,900               118
PBHG Insurance Series Fund, Inc.:
   Growth II Portfolio                           59,698               135
   Large Cap Growth Portfolio                   116,890             2,470
   Technology & Communications Portfolio        208,284             3,595
                                            -----------          --------

                 Total                       $4,955,215           $22,107
                                             ==========           =======

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1998


(4)     DEDUCTIONS AND EXPENSES

        Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

        The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

        The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. Under the Basic Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.40% of the daily value of the total investments of the Account. These fees aggregated $275,095 and $10,727 for the years ended December 31, 1998 and 1997, respectively.

        In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer an Enhanced Contract. Under the Enhanced Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.10% of the daily value of the total investments of the Account. These fees aggregated $3 and $0 for the years ended December 31, 1998 and 1997, respectively.

        Pursuant to an administrative agreement between AAG and the Company, AAG subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage decreases to 0% from a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

        In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40. These expenses totaled $12,780 and $0 for the years ended December 31, 1998 and 1997, respectively.

(5)     OTHER TRANSACTIONS WITH AFFILIATES

        AAG Securities, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1998

(6)     NET ASSETS

        The following is a reconciliation of net assets at December 31, 1998:

                                                                          1998

        Proceeds from the sales of units since organization,
           less cost of units redeemed                               $38,982,827
        Undistributed net investment income                             679,001
        Undistributed net realized gains on sale of investments          43,193
        Net unrealized appreciation (depreciation) of investments     3,710,346
                                                                     ----------

        Net assets, end of period                                    $43,415,367


(7)     YEAR 2000 (Unaudited)


        To date, the Company has completed its assessment and remediation of all systems that could be significantly affected by the Year 2000. The Company is currently testing its software and hardware for Year 2000 readiness. It is anticipated that this process will be completed in a timely manner. However, if testing is not completed timely, the Year 2000 Issue could have an impact on the operations of the Company.

        The Company's operations could also be affected by the inability of third parties to become Year 2000 compliant. Various investment advisors who are not affiliated with the Company manage the investment sub-accounts included in Separate Account B. Like most financial organizations, investment advisors have been working diligently to address Year 2000 issues. The Company does not expect any of the investment advisors to provide Year 2000 assurance on the various sub-accounts before the second quarter of 1999. The inability of third parties to complete the Year 2000 resolution process in a timely fashion could materially impact the Company. The effect of non-compliance by significant third parties is not determinable.

The Financial Statements of the following investment companies ("Registrant") are made a part hereof and incorporated herein:

Registrant                                              1940 Act Number


Janus Aspen Series                                        811-07736
--Janus Aspen Aggressive Growth Portfolio
--Janus Aspen Worldwide Growth Portfolio
--Janus Aspen Series International Growth Portfolio
--Janus Aspen Series Growth Portfolio

Dreyfus Variable Investment Fund                          811-05125
--Capital Appreciation Portfolio
--Growth & Income Portfolio
--Small Cap Portfolio
--Domestic Money Market Fund

The Dreyfus Socially Responsible Growth Fund, Inc.        811-07044

Dreyfus Stock Index Fund                                  811-05719

INVESCO Variable Investment fund, Inc.                    811-8038
--Total Return Fund
--Industrial Income Fund
--High Yield Fund

Morgan Stanley Universal Funds, Inc.                      811-07607
--Emerging Markets Equity Portfolio
--Mid Cap Value Portflio
--U.S. Real Estate Portfolio
--Fixed Income Portfolio
--Value Portfolio

PBHG Insurance Series Fund, Inc.                          811-08009
--PBHG Technology & Communications Portfolio
--PBHG Growth II Portfolio
--Large Cap Growth Portfolio

Strong Special Fund II, Inc.                              811-06552

Strong VIF Growth Fund II                                 811-6553

The Timothy Plan Variable Series                          811-8228

3245                                                              (2/99)

Annuity Investors Life Insurance Company(R)
P. O. Box 5423
Cincinnati, Ohio 45201-5423
1-800-789-6771























This report is for the information of the contract owners and participants of the Annuity Investors Life Insurance Company and the Annuity Investors Variable Account B. It is authorized for distribution to other persons only when preceded or accompanied by a current prospectus which contains complete information, including charges and expenses.